Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
	Years Ended June 30,
	2018	2019	2019
	RMB	RMB	US$

Current	8,490	10,288	1,499
Deferred	(229)	(892)	(130)
Total income tax provision	8,261	9,396	1,369

Schedule of components of the deferred income tax assets and liabilities
	As of June 30,
	2018	2019	2019
	RMB	RMB	US$

Non-current deferred tax assets:
Tax loss carry forward	4,241	6,062	883
Less: valuation allowances	-	929	135
Total	4,241	5,133	748

Schedule of reconciliation between the statutory tax rate to income before income taxes

	Years ended June 30,
	2018	2019	2019
	RMB	RMB	US$

Income from operations before income taxes	71,878	61,419	8,947
PRC income tax statutory rate	25%	25%	25%
Income tax at statutory tax rate	17,970	15,355	2,237
Preferential tax treatments and tax holiday effects	(8,937)	(7,019)	(1,022)
Super deduction of qualified R&D expenditures	(772)	(857)	(125)
Expenses not deductible for tax purposes	-	388	57
Uncertain tax provision	-	600	87
Valuation allowances	-	929	135
Income tax expense	8,261	9,396	1,369

Schedule of other tax liabilities

	RMB	US$

Balance as of June 30, 2016	6,700	1,013
Provisions for uncertain tax positions in fiscal year 2017	2,000	302
Balance as of June 30, 2017	8,700	1,315
Provisions for uncertain tax positions in fiscal year 2018	-	-
Balance as of June 30, 2018	8,700	1,315
Provisions for uncertain tax positions in fiscal year 2019	600	40
Balance as of June 30, 2019	9,300	1,355